Note 16 - Accounts Payable	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
16.	Accounts payable

Accounts payable consist of:

	December 31,
	2013	2014
Amount due to customers of H.K. brokerage business	$7,039,937	$7,982,827
Amount due to sales agents	4,202,811	583,367
Amount due to noncontrolling shareholders	1,175,319	876,911
Others	154,656	409,386
	$12,572,723	$9,852,491